SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Jul. 02, 2012	Oct. 02, 2013 Parent Company [Member]	Jun. 10, 2013 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] 2014 Senior notes [Member]	Dec. 31, 2013 Parent Company [Member] 2017 Senior Convertible Notes [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 72,625		$ 222,215		$ 34,096					$ 21,016	$ 201,175	$ 3,304
Receivables from related parties	52		10							423,536	307,343
Other current assets	0		177							0	316
Total current assets	195,704		306,990							444,552	508,834
NONCURRENT ASSETS
Investments in affiliates	220		251							180,616	151,447
Other noncurrent assets	14,954		10,214							8,974	5,171
Total noncurrent assets	784,307		703,328							189,590	156,618
Total assets	980,011		1,010,318							634,142	665,452
CURRENT LIABILITIES
2017 Senior Convertible Notes	0		80,000							0	80,000
Other current liabilities	14,499		13,470							2,511	5,701
Total current liabilities	91,388		198,745							2,511	85,701
NONCURRENT LIABILITIES
2021 Senior Notes										226,070	0
2014 Senior Notes										0	180,000
Total noncurrent liabilities	483,062		405,074							226,070	180,000
Total liabilities	574,450		603,819							228,581	265,701
EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,419,487 shares outstanding	1,443		1,443							1,443	1,443
Additional paid-in capital	488,522		490,850							488,522	490,850
Treasury stock: 3,923,094 shares at cost	(19,488)		(19,488)							(19,488)	(19,488)
Accumulated deficit	(63,108)		(70,476)							(63,108)	(70,476)
Accumulated other comprehensive loss	(1,808)		(2,578)							(1,808)	(2,578)
Total stockholders equity	405,561		399,751							405,561	399,751
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01				$ 0.01			$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000		250,000,000							250,000,000	250,000,000
Common stock, shares outstanding (in shares)	140,419,487		140,419,487							140,419,487	140,419,487
Treasury stock, shares (in shares)	3,923,094		3,923,094							3,923,094	3,923,094
Total liabilities and stockholders equity	980,011		1,010,318							634,142	665,452
OPERATING EXPENSES (1)
Administrative and commercial expenses	(41,730)	[1]	(32,385)	[1]	(29,604)	[1]				(7,459)	(7,548)	(7,065)
Operating profit (loss)	35,166		(25,119)		19,384					(7,459)	(7,548)	(7,065)
OTHER INCOME (EXPENSES)
Financial expense	(33,551)		(35,793)		(35,426)					(1,916)	(8,323)	(5,919)
Financial loss on extinguishment of debt	(5,518)		(940)		0					(4,554)	0	0	1,733	2,821
Investments in affiliates	(520)		(1,175)		(1,073)					21,051	(49,470)	(7,886)
Other, net	92		(655)		(305)					246	1,684	2,065
Total other income (expenses), net	(20,648)		(40,614)		(39,356)					14,827	(56,109)	(11,740)
Income (loss) before income taxes	14,518		(65,733)		(19,972)					7,368	(63,657)	(18,805)
Income tax expense	6,597		(2,969)		(1,737)					0	0	0
Net income (loss)	7,921		(62,764)		(18,235)					7,368	(63,657)	(18,805)
INCOME (LOSS) PER SHARE - BASIC AND DILUTED (in dollars per share)	$ 0.05		$ (1.80)		$ (0.64)					$ 0.05	$ (1.80)	$ (0.64)
Basic weighted average number of shares (in shares)	140,090,112		35,382,913		29,547,365					140,090,112	35,382,913	29,547,365
Diluted weighted average number of shares (in shares)	140,326,764		35,382,913		29,547,365					140,326,764	35,382,913	29,547,365
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net income (loss)	7,921		(62,764)		(18,235)					7,368	(63,657)	(18,805)
Other comprehensive income (loss):
Reclassification of net derivative gains to other income (expense), net	216		0		0					782	(541)	(1,440)
Reclassification of net foreign currency derivative gains to depreciation and amortization	(9)		(8)		(8)					0	0	0
Reclassification of net derivative losses on cash flow hedges to financial expense	1,060		889		1,129					0	0	0
Derivative (losses) gains on cash flow hedges	(451)		(1,441)		(2,588)					0	0	0
Other Comprehensive income (loss), net of tax	816		(560)		(1,467)					0	0	0
Comprehensive income (loss), net of income tax effect of $0	8,150		(64,198)		(20,245)					8,150	(64,198)	(20,245)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash (used in) operating activities	19,847		(3,935)		14,757					(10,370)	(11,232)	(6,101)
CASH FLOWS FROM INVESTING ACTIVITIES
(Increase) decrease in loans to related parties	0		1,537		0					(116,193)	(10,019)	(17,947)
Net cash (used) in investing activities	(120,726)		(32,513)		(97,863)					(116,193)	(10,019)	(17,947)
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment of 2017 Senior Convertible Notes	(80,000)		0		0					(80,000)	0	0
Prepayment of 2014 Senior Notes	(180,000)		0		0					(180,000)	0	0
Proceeds from issuance of 2021 Senior Notes, net of issuance costs	216,654		0		0					216,654	0	0
Proceeds from issuance of common stock, net of expenses	0		219,122		0					0	219,122	0
Purchase of subsidiary shares from noncontrolling interest	(10,250)		0		0					(10,250)	0	0
Short-term credit facility borrowings	(3,727)		16		(1,982)					0	0	10,500
Repayments of Short-term Debt, Total	8,275		0		25,500					0	0	(25,500)
Net cash (used in) provided by financing activities	(48,711)		224,567		11,632					(53,596)	219,122	(15,000)
Net (decrease) increase in cash and cash equivalents	(149,590)		188,119		(71,474)					(180,159)	197,871	(39,048)
Cash and cash equivalents at the beginning of year	222,215		34,096		105,570					201,175	3,304	42,352
Cash and cash equivalents at the end of year	72,625		222,215		34,096					21,016	201,175	3,304
Supplemental Cash Flow Information [Abstract]
Interest Paid, Total	30,343		30,131		26,866					22,815	22,000	22,000
Income Taxes Paid, Net, Total										0	0	0
STOCKHOLDERS EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,419,487 shares outstanding	1,443		1,443							1,443	1,443
Additional paid-in capital	488,522		490,850							488,522	490,850
Treasury stock: 3,923,094 shares at cost	(19,488)		(19,488)							(19,488)	(19,488)
Accumulated deficit	(63,108)		(70,476)							(63,108)	(70,476)
Accumulated other comprehensive loss	(1,808)		(2,578)							(1,808)	(2,578)
Total stockholders equity	405,561		399,751							405,561	399,751
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01				$ 0.01			$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000		250,000,000							250,000,000	250,000,000
Common stock, shares outstanding (in shares)	140,419,487		140,419,487							140,419,487	140,419,487
Treasury stock, shares (in shares)	3,923,094		3,923,094							3,923,094	3,923,094
Cash dividend received from subsidary										0	0	0
Face amount of debt instrument								25,000	200,000
Maturity date								Jun. 15, 2021	Jun. 15, 2021
Prepayment of 2014 Senior Notes	(180,000)		0		0					(180,000)	0	0
Financial loss on extinguishment of debt	(5,518)		(940)		0					(4,554)	0	0	1,733	2,821
Prepayment of 2017 Senior Convertible Notes	(80,000)		0		0					(80,000)	0	0
Outstanding principal amount of 2017 Senior Convertible Notes	$ 0		$ 80,000							$ 0	$ 80,000

[1]	(1) Operating expenses included $ 2,509, $2,753 and $4,622 in 2013, 2012 and 2011, respectively, from related parties.